Goodwill and other intangible assets - Summary of goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Cost at the beginning of the year	$ 941
Impact of currency translation	27
Cost at the end of the year	$ 968